Loans And Allowance For Credit Losses (Allowance For Credit Losses And Recorded Investment In Loans By Portfolio Segment) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2010
Allowance for credit losses, Details :
Individually evaluated for impairment	¥ 943,934		¥ 860,330
Collectively evaluated for impairment	354,672		388,786
Loans acquired with deteriorated credit quality	37,381		36,391
Allowance for credit losses, Total	1,335,987		1,285,507		1,240,456	1,315,615
Loans, Details :
Individually evaluated for impairment	2,164,330		1,990,446
Collectively evaluated for impairment	96,280,782		90,139,544
Loans acquired with deteriorated credit quality	232,334		212,702
Loans, Total	98,677,446	[1]	92,342,692	[1]
Commercial [Member]
Allowance for credit losses, Details :
Individually evaluated for impairment	784,718		705,818
Collectively evaluated for impairment	248,798		245,916
Loans acquired with deteriorated credit quality	34,947		32,574
Allowance for credit losses, Total	1,068,463		984,308		895,611
Loans, Details :
Individually evaluated for impairment	1,677,144		1,479,098
Collectively evaluated for impairment	75,771,905		70,208,257
Loans acquired with deteriorated credit quality	101,313		108,634
Loans, Total	77,550,362	[1]	71,795,989	[1]
Residential [Member]
Allowance for credit losses, Details :
Individually evaluated for impairment	117,670		101,773
Collectively evaluated for impairment	37,360		67,855
Loans acquired with deteriorated credit quality	2,179		2,209
Allowance for credit losses, Total	157,209		171,837		165,215
Loans, Details :
Individually evaluated for impairment	309,408		321,074
Collectively evaluated for impairment	14,874,595		15,246,310
Loans acquired with deteriorated credit quality	17,230		19,534
Loans, Total	15,201,233	[1]	15,586,918	[1]
Card [Member]
Allowance for credit losses, Details :
Individually evaluated for impairment	37,901		47,418
Collectively evaluated for impairment	13,809		21,158
Loans acquired with deteriorated credit quality	160		327
Allowance for credit losses, Total	51,870		68,903		82,607
Loans, Details :
Individually evaluated for impairment	123,519		145,805
Collectively evaluated for impairment	534,853		597,619
Loans acquired with deteriorated credit quality	13,233		14,449
Loans, Total	671,605	[1]	757,873	[1]
UNBC [Member]
Allowance for credit losses, Details :
Individually evaluated for impairment	3,645		5,321
Collectively evaluated for impairment	54,705		53,857
Loans acquired with deteriorated credit quality	95		1,281
Allowance for credit losses, Total	58,445		60,459		97,023
Loans, Details :
Individually evaluated for impairment	54,259		44,469
Collectively evaluated for impairment	5,099,429		4,087,358
Loans acquired with deteriorated credit quality	100,558		70,085
Loans, Total	¥ 5,254,246	[1]	¥ 4,201,912	[1]

[1]	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.